REVENUES	6 Months Ended
Jun. 30, 2012
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]

3. REVENUES

3.1 License and research revenue

The Company recognised license and research revenues of $4,164,000 for the first six months of 2012. Total research and development revenues amounted to $2,898,000 and licensing fees were recognised for a total of $1,266,000 for the first six months of 2012.

License and research revenues include $648,000 licensing fees in accordance with the agreement signed with Merck-Serono on December 20, 2007 and the option exercised by Merck-Serono in February 2009 to license the Medusa technology. On November 2, 2012, Flamel received notice from Merck Serono that it has decided to terminate for convenience its development and license agreement with Flamel.

Under the agreement signed on October 12, 2011 with Eagle Pharmaceuticals, the Company recognised research revenues of $659,000 and $21,000 in licensing fees, as amortization of the initial up-front fee, in the first six months of 2012.

The remaining license and research revenues amounting to $2,836,000 relate to agreements with undisclosed partners.

3.2 Product sales and services.

The Company recognised product sales of $5,431,000 for the first six months of 2012 primarily in connection with the supply agreement for the manufacture of Coreg CR microparticles with GSK. Product sales and services revenues includes €650,000 (or $852,000) in connection with payments totaling €2,600,000 (or $3,700,000) received in September and November 2011 in connection with the new supply agreement signed with GSK in 2011.

3.3 Other revenues.

The Company recognised other revenues of $3,798,000 for the six-month period ended June 30, 2012 which includes royalties from the License Agreement with GSK with respect to Coreg CR.